Fair Value Measurements - Additional Information - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) quotesPerInvestment	Dec. 31, 2020 USD ($) quotesPerInvestment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Quotes per fixed income investment | quotesPerInvestment	3.0	2.6
Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers in/(out)	$ (19.5)	$ 8.3
Settlements and sales	(182.2)	(64.3)
Held for trading financial assets, at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	307.1	299.3
Held for trading financial assets, at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 307.1	$ 299.3